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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:  28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adrian Bruengger

Title:       SIGNING AUTHORITY
             ----------------
Phone:       41 (01) 267 67 00

Signature, Place, and Date of Signing:  /s/   ADRIAN BRUENGGER
                                        -----------------------------
                                        Schaffhausen, Switzerland,
                                        February 17, 2004

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Name

     Biotech Focus N.V.

     Biotech Invest N.V.

     Biotech Target N.V.

     Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $1,114,387
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Name

     1    Biotech Focus N.V.

     2    Biotech Invest N.V.

     3    Biotech Target N.V.

     4    Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
      --------        --------  --------   --------        --------           --------    --------          --------
                      TITLE                 VALUE      SHS OR     SH/  PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS    CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
   --------------     --------    -----    --------    -------    ---  ----  ----------   --------     ----     ------  ----

Amgen Inc.              COM     031162100   253,339   4,100,000    SH         DEFINED        1       4,100,000   NONE   NONE

Biogen IDEC, Inc.       COM     09062X103   152,316   4,150,300    SH         DEFINED        1       4,150,300   NONE   NONE

Biogen IDEC, Inc.      LYON     449370AD7    24,793  42,000,000    PRN        DEFINED        1      42,000,000   NONE   NONE
                     ZERO CPN

Celgene Corp.           COM     151020104   134,640   3,000,000    SH         DEFINED        2       3,000,000   NONE   NONE

Cell Therapeutics,      COM     150934107    26,010   3,000,000    SH         DEFINED        3       3,000,000   NONE   NONE
Inc.

Durect Corporation      COM     266605104     5,637   2,254,957    SH         DEFINED        3       2,254,957   NONE   NONE

Genzyme Corp            COM     372917104    98,580   2,000,000    SH         DEFINED        1       2,000,000   NONE   NONE

Gilead Sciences,        COM     375558103   161,756   2,775,500    SH         DEFINED        1       2,775,500   NONE   NONE
Inc.

Inspire                 COM     457733103    14,150   1,000,000    SH         DEFINED        3       1,000,000   NONE   NONE
Pharmaceuticals

Ligand                  COM     53220K207    44,070   3,000,000    SH         DEFINED        2       3,000,000   NONE   NONE
Pharmaceuticals

MedImmune               COM     584699102    30,456   1,200,000    SH         DEFINED        1       1,200,000   NONE   NONE

Pozen, Inc.             COM     73941U102    28,560   2,800,000    SH         DEFINED        3       2,800,000   NONE   NONE

The Medicines           COM     584688105   118,549   4,024,075    SH         DEFINED        4       4,024,075   NONE   NONE
Company

Virologic               COM     92823R201    21,531   5,726,430    SH         DEFINED       3,4      5,726,430   NONE   NONE